PGIM ETF Trust
655 Broad Street
6th Floor
Newark, New Jersey 07102
December 14, 2022
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for PGIM ETF Trust
Registration numbers 333-222469 and 811-23324
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 9, 2022.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (862) 302-9412.
Very truly yours,
/s/ Debra Rubano
Debra Rubano
Director & Corporate Counsel